CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 4,455	$ 265,019
Cash - restricted	70,596	1,830,877
Accounts receivable, net of allowance for credit losses of $1,507,983 and $0 at March 31, 2026 and December 31, 2025, respectively	2,204,857	3,525,138
Accounts receivable - related party	5,951,509	1,439,228
Prepaid expenses	656,923	832,766
Marketable securities	236,535	247,913
Inventories	82,425	82,425
Total current assets	9,207,300	8,223,366
Other assets	446,263	491,221
Notes receivable	278,230	279,560
Property and equipment, net	57,140,830	58,297,200
Right of use assets - operating leases	406,308	494,755
Intellectual property, net	7,316,290	7,522,772
Customer relationships, net	36,995,452	38,184,057
Total assets	111,790,673	113,492,931
Current liabilities:
Accounts payable and accrued expenses	15,654,500	13,976,431
Accounts payable and accrued expenses - related parties	3,414,046	1,832,625
Accrued compensation	237	41
Unearned revenue	9,107,297	9,107,297
Operating lease liabilities, current	247,868	272,469
Finance lease liabilities, current	9,363,205	9,101,852
Loans and notes payable, current	8,293,922	7,443,434
Loans and notes payable, current - related parties	2,544,797	3,616,401
Derivative liabilities	9,062,320	9,062,320
Other liabilities	5,272,272	7,103,109
Total current liabilities	62,960,464	61,515,979
Operating lease liabilities, long term	158,440	222,285
Loans and notes payable, long term	8,698,880	7,864,226
Loans and notes payable, long term - related parties	6,329,560	6,701,887
Total liabilities	78,147,344	76,304,377
Stockholders’ equity (deficit):
Preferred stock, $0.001 par value; 15,000,000 shares authorized, 96,731 outstanding as of March 31, 2026 and December 31, 2025	97	97
Common stock, $0.001 par value; 500,000,000 shares authorized; 3,850,101 and 2,013,107 were issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	3,850	2,013
Additional paid-in capital	248,828,991	245,600,342
Treasury stock, at cost	(20,000)	(20,000)
Accumulated deficit	(211,045,231)	(204,269,519)
Total Vivakor, Inc. stockholders’ equity (deficit)	37,767,707	41,312,933
Noncontrolling interest	(4,124,379)	(4,124,379)
Total stockholders’ equity (deficit)	33,643,328	37,188,554
Total liabilities and stockholders’ equity (deficit)	$ 111,790,673	$ 113,492,931